1. Corporate information (Details Narrative) R$ in Millions					12 Months Ended
	Dec. 23, 2020 BRL (R$) Number	Dec. 14, 2020 BRL (R$)	Mar. 05, 2020 BRL (R$) Number	Dec. 23, 2019 Number	Dec. 31, 2020 BRL (R$) Number shares	Jul. 30, 2020 Number	Jul. 22, 2020 Number	Jun. 29, 2020 Number	May 29, 2020 Number	Dec. 31, 2019 shares
CorporateInformationLineItems [Line Items]
Number of share issued (in shares) | shares					268,352					267,997
Amount of property sold					R$ 1,183
Amount of property plant received					R$ 1,181
Agreement term					15 years
Number of property sold | Number					39
Gain on sale and leaseback transactions					R$ 187
Sendas distribuidora s.a [member]
CorporateInformationLineItems [Line Items]
Description of agreement					1. CBD transferred to Sendas the net assets of stores that may be developed by Sendas in the future, with a residual value of R$45 million; 2. CBD contributed intercompany receivables to Sendas for an amount of R$140 million; and 3. CBD contributed R$500 million in cash to Sendas
Agreement amount		R$ 111
Right of use					R$ 312
Increase in liability					R$ 582
Percentage of outstanding shares					8.77%
Percentage of outstanding remaining shares					87.80%
Net assets amount					R$ 20
Bellamar empreendimentos e participacoes ltda [member]
CorporateInformationLineItems [Line Items]
Description of agreement					o 50% of the shares of Bellamar Empreendimentos e Participações Ltda. (“Bellamar”), a holding company that holds an investment in 35.76% of the shares of Financeira Itaú CBD S.A. Credit, Financing and Investment, with a book value of R$195 million; and o the real estate assets, consisting of five parcels of real estate, with a book value of R$25 million, which may be developed as sites for new stores in the future. o As a result of this exchange, an effect of R$694 was recorded on the Company's shareholders' equity in retained earnings
Fair value of the retained interest					R$ 573
Percentage of exchange of interest					50.00%
Rio bravo investimentos distribuidora de titulos e valores imobiliarios Ltda [member]
CorporateInformationLineItems [Line Items]
Description of agreement				Group entered into an agreement to sell 6 properties (Pão de Açúcar stores) in the Sale and Leaseback transaction with Rio Bravo Investimentos Distribuidora de Titulos e Valores Imobiliários Ltda (Rio Bravo). for a total selling price of R$92, of which R$91 was paid upon signing the commitment. In 2020, the Group concluded the sale of 5 of the 6 stores. The parties entered into lease agreements for the 5 properties, with a term of 10 years, renewable for the same period, ensuring the continuity of GPA operations in properties with sustainable financial conditions.
Amount of property sold	R$ 255
Amount of property plant received	R$ 235
Agreement term	15 years			10 years
Number of property sold | Number	4			5
Number of stores | Number	4
BRL trust distribuidora de titulos e valores mobiliarios s.a. [member]
CorporateInformationLineItems [Line Items]
Amount of property sold			R$ 1,246
Number of property sold | Number			43			11	16	7	5